CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Jun. 16, 2017
SHAREHOLDERS' EQUITY
Common Share, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	360,000,000	180,000,000
Common Stock, shares issued (in shares)	141,969,666	141,969,666
Common Stock, shares outstanding (in shares)	141,969,666	141,969,666